Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Reconciliation of Class A ordinary shares reflected in the condensed balance sheet

At June 30, 2022, the redeemable ordinary share subject to possible redemption reflected in the unaudited condensed balance sheet is reconciled in the following table:

Gross proceeds	$125,000,000
Less:
Proceeds allocated to Public Warrants at issuance	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Plus:
Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption at December 31, 2021	$125,000,000
Plus:
Accretion of carrying value to redemption value	190,736
Redeemable ordinary shares subject to possible redemption at June 30, 2022	$125,190,736

At December 31, 2021, the redeemable ordinary share subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$125,000,000
Less:
Proceeds allocated to Public Warrants at issuance	(16,548,464)
Redeemable ordinary share issuance costs	(6,647,710)
Plus: Accretion of carrying value to redemption value	23,196,174
Redeemable ordinary shares subject to possible redemption	$125,000,000

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

			For the period January 12,
	For the six months ended		2021 (Inception) to
	June 30, 2022		June 30, 2021
	Ordinary	Founder	Ordinary	Founder
	Shares	Shares	Shares	Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(2,839,770)	$(724,141)	$—	(15,873)

Denominator:
Weighted average shares outstanding	12,500,000	3,187,500	—	3,162,500

Basic and dilution net loss per share	$(0.23)	$(0.23)	$(0.00)	$(0.01)

	For the three months ended		For the three months ended
	June 30, 2022		June 30, 2021
	Ordinary	Founder	Ordinary	Founder
	Shares	Shares	Shares	Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(1,109,135)	$(282,829)	$—	(4,239)

Denominator:
Weighted average shares outstanding	12,500,000	3,187,500	—	3,162,500

Basic and dilution net loss per share	$(0.09)	$(0.09)	$(0.00)	$(0.00)

	For the period January 12,
	2021 (inception) through
	December 31,
	2021
	Ordinary Shares	Founder Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(478,012)	$(351,551)

Denominator:
Weighted average shares outstanding	4,284,703	3,171,069

Basic and dilution net loss per share	$(0.11)	$(0.11)